Exempt Party-In-Interest and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Exempt Party-In-Interest and Related Party Transactions [Abstract]
Party-in-Interest Investments at Fair Value
The Plan held the following party-in-interest investments (at fair value) at December 31:

	2025	2024
CTBI common stock (in dollars)	$17,194,927	$16,150,499

Shares outstanding (in shares)	304,335	304,554